BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of December 31,
	repayments	interest rate	2024	2023
			$’000	$’000

Term loans	5 to 15 years	2.0% to 3.7%	4,272	2,411
Bank overdraft	On demand	-	1,738	2,639

			6,010	5,050

Representing :
Within 12 months			2,558	4,177
Over 1 year			3,452	873

			6,010	5,050